Cover	Jun. 15, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 15, 2021
Entity File Number	001-36732
Entity Registrant Name	PRA Health Sciences, Inc.
Entity Central Index Key	0001613859
Entity Tax Identification Number	46-3640387
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4130 ParkLake Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27612
City Area Code	919
Local Phone Number	786-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PRAH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false